UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number      811-21465
ING Clarion Global Real Estate Income Fund

(Exact name of registrant as specified in charter)

201 King of Prussia Road, Radnor, PA 19087

(Address of principal executive offices)	(Zip code)
T. Ritson Ferguson, President and Chief Executive Officer
ING Clarion Global Real Estate Income Fund
201 King of Prussia Road
Radnor, PA 19087

(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-888-711-4272
Date of fiscal year end: December 31
Date of reporting period: March 31, 2010
     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
Attached hereto.

ING Clarion Global Real Estate Income Fund
Portfolio of Investments / March 31, 2010 (unaudited)

		Market
Shares		Value ($)

	Common Stock - 76.3%
	Real Estate Investment Trusts (“REIT”) - 76.3%
	Australia - 8.9%
13,884,178	Charter Hall Retail Real Estate Investment Trust	$7,136,410
38,529,000	Dexus Property Group	28,644,703
7,053,616	Goodman Group	4,240,574
3,632,427	Westfield Group	40,208,306

		80,229,993

	Brazil - 1.0%
469,000	Aliansce Shopping Centers SA	2,706,729
788,700	PDG Realty SA Empreendimentos e Participacoes	6,575,814

		9,282,543

	Canada - 9.5%
200,100	Calloway Real Estate Investment Trust	4,183,255
500,000	Crombie Real Estate Investment Trust (a)	5,913,952
884,800	H&R Real Estate Investment Trust	14,503,202
2,082,900	InnVest Real Estate Investment Trust	12,194,989
440,000	InnVest Real Estate Investment Trust (a)	2,576,117
700,000	Primaris Retail Real Estate Investment Trust (a)	11,591,346
1,878,800	RioCan Real Estate Investment Trust	34,222,290

		85,185,151

	Finland - 0.5%
1,082,167	Citycon Oyj	4,319,625

	France - 4.4%
65,700	Altarea	10,135,333
351,122	Societe de la Tour Eiffel	29,461,135

		39,596,468

	Hong Kong - 1.9%
7,103,000	Link REIT (The)	17,508,908

	Japan - 1.6%
400	Frontier Real Estate Investment Corp.	3,107,877
9,552	Japan Retail Fund Investment Corp.	11,244,863

		14,352,740

	Netherlands - 4.9%
116,780	Corio NV	7,811,469
357,401	Eurocommercial Properties NV	14,387,073
277,161	VastNed Retail NV	18,545,055
34,400	Wereldhave NV	3,302,948

		44,046,545

	New Zealand - 0.7%
9,050,000	Goodman Property Trust	6,421,427

	Singapore - 2.1%
15,200,000	CapitaMall Trust	19,243,947

	United Kingdom - 3.5%
598,413	British Land Co. Plc	4,367,104
718,900	Land Securities Group Plc	7,393,589
4,045,110	Segro Plc	19,610,751

		31,371,444

	United States - 37.3%
15,000	Alexandria Real Estate Equities, Inc.	1,014,000
615,000	Annaly Capital Management, Inc.	10,565,700
589,000	BioMed Realty Trust, Inc.	9,742,060
462,553	Brandywine Realty Trust	5,647,772
100,000	BRE Properties, Inc.	3,575,000
826,200	Camden Property Trust	34,394,706
95,832	CBL & Associates Properties, Inc.	1,312,898
50,000	Cedar Shopping Centers, Inc.	395,500
2,628,400	Chimera Investment Corp.	10,224,476
20,000	Entertainment Properties Trust	822,600
1,472,700	Extra Space Storage, Inc.	18,673,836
819,900	Kimco Realty Corp.	12,823,236
263,300	Kite Realty Group Trust	1,245,409
1,433,200	Liberty Property Trust	48,642,808
1,392,185	Macerich Co. (The)	53,334,607
145,000	Mack-Cali Realty Corp.	5,111,250
117,900	National Retail Properties, Inc.	2,691,657
1,847,070	OMEGA Healthcare Investors, Inc.	35,999,394
1,601,100	ProLogis	21,134,520
159,500	Senior Housing Properties Trust	3,532,925
194,219	Simon Property Group, Inc.	16,294,974
56,500	SL Green Realty Corp.	3,235,755
1,211,534	UDR, Inc.	21,371,460
See previously submitted notes to financial statements for the annual period ended December 31, 2009.

		Market
Shares		Value ($)

712,120	Verde Realty (b)(c)	11,749,980
85,000	Weingarten Realty Investors	1,832,600

		335,369,123

	Total Common Stock
	(cost $716,273,355)	686,927,914

	Preferred Stock - 26.0%
	Real Estate Investment Trusts (“REIT”) - 26.0%
	United States - 26.0%
450,000	Alexandria Real Estate Equities, Inc., Series C	11,322,000
80,500	Apartment Investment & Management Co., Series U	1,888,530
480,000	Apartment Investment & Management Co., Series V	11,476,800
150,000	Apartment Investment & Management Co., Series Y	3,568,500
174,000	Associated Estates Realty Corp., Series B2	4,219,500
480,000	BioMed Realty Trust, Inc., Series A	11,688,000
51,000	CBL & Associates Properties, Inc., Series C	1,135,260
100,000	CBL & Associates Properties, Inc., Series D	2,133,000
272,700	Cedar Shopping Centers, Inc., Series A	6,651,153
171,300	Corporate Office Properties Trust SBI MD, Series J	4,111,200
125,000	Digital Realty Trust, Inc., Series B	3,098,750
200,800	Duke Realty Corp., Series M	4,550,128
121,700	Eagle Hospitality Properties Trust, Series A (c)	56,286
400,000	Entertainment Properties Trust, Series D	8,860,000
20,000	Glimcher Realty Trust, Series F	450,000
515,700	Glimcher Realty Trust, Series G	11,082,393
520,000	Health Care REIT, Inc., Series F	12,844,000
330,600	Host Hotels & Resorts, Inc., Series E	8,334,426
150,000	iStar Financial, Inc., Series F	2,173,500
765,000	iStar Financial, Inc., Series I	10,755,900
170,000	LaSalle Hotel Properties, Series B	4,178,600
200,000	LaSalle Hotel Properties, Series D	4,562,000
600,000	LaSalle Hotel Properties, Series E	14,262,000
520,000	LaSalle Hotel Properties, Series G	11,330,800
300,000	LTC Properties, Inc., Series F	7,512,000
200,000	Mid-America Apartment Communities, Inc., Series H	5,140,000
169,900	National Retail Properties, Inc., Series C	4,026,630
120,000	OMEGA Healthcare Investors, Inc., Series D	3,109,200
320,000	PS Business Parks, Inc., Series O	7,692,800
129,000	Public Storage, Series I	3,274,020
400,000	Public Storage, Series K	10,080,000
260,000	Public Storage, Series M	6,336,200
442,500	SL Green Realty Corp., Series C	10,628,850
200,000	SL Green Realty Corp., Series D	4,856,000
120,000	Strategic Hotels & Resorts, Inc., Series B (c)	2,172,000
90,900	Strategic Hotels & Resorts, Inc., Series C (c)	1,640,745
142,600	Taubman Centers, Inc., Series G	3,569,278
373,500	Taubman Centers, Inc., Series H	9,244,125

	Total Preferred Stock
	(cost $254,146,792)	234,014,574

	Investment Companies — 1.0%
	United Kingdom - 1.0%
1,257,578	ProLogis European Properties (c)
	(cost $13,124,260)	8,870,587

	Total Investments - 103.3%
	(cost $983,544,407)	929,813,075
	Liabilities in Excess of Other Assets - (3.3)%	(29,753,374)

	Net Assets - 100%	$900,059,701

(a)	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At March 31, 2010, the securities amounted to $20,081,415 or 2.2% of net assets.

(b)	Fair valued pursuant to guidelines approved by the board.

(c)	Non-income producing security.
See previously submitted notes to financial statements for the annual period ended December 31, 2009.

U.S. generally accepted accounting principles establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Trust’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:
Level 1 — unadjusted quoted prices in active markets for identical investments
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)
For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value. The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities. For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of March 31, 2010 in valuing the Trust’s investments carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$684,048,521	$—	$11,749,980
Preferred Stocks	—	234,014,574	—

Total	$684,048,521	$234,014,574	$11,749,980

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stocks
Balance as of December 31, 2009	$11,749,980
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers in and/or out of Level 3	—
Balance as of March 31, 2010	$11,749,980

See previously submitted notes to financial statements for the annual period ended December 31, 2009.

Item 2. Controls and Procedures.
(a)	The Trust’s principal executive officer and principal financial officer have evaluated the Trust’s disclosure controls and procedures within 90 days of this filing and have concluded that the Trust’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	The Trust’s principal executive officer and principal financial officer are aware of no changes in the Trust’s internal control over financial reporting that occurred during the Trust’s most recent quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.
Item 3. Exhibits.
     Certification of chief executive officer and chief financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) ING Clarion Global Real Estate Income Fund

By:	/s/ T. Ritson Ferguson T. Ritson Ferguson
President and Chief Executive Officer

Date:	May 26, 2010
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ T. Ritson Ferguson T. Ritson Ferguson
President and Chief Executive Officer

Date:	May 26, 2010

By:	/s/ Jonathan A. Blome Jonathan A. Blome
Chief Financial Officer

Date:	May 26, 2010